Liabilities related to associates and joint ventures - Movements of provision (Details) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Events with significant effect on the income statement
Current liabilities		$ 9,111	$ 13,114
Non-current liabilities		34,247	41,298
Total liabilities		$ 43,358	54,412
Proportion of interest for obligations	50.00%	50.00%
Remaining term of agreement	12 years	12 years
Framework agreement
Events with significant effect on the income statement
Balance at beginning of the year		$ 996	1,077
Payments		(290)	(294)
Present value valuation		165	182
Provision increase	R$ 1,523	403	38
Translation adjustment		(153)	(7)
Balance at end of the year		1,121	996
Current liabilities		289	326
Non-current liabilities		$ 832	$ 670